UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10589

                          OPPENHEIMER REAL ESTATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                       SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--97.7%
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE--97.7%
Archstone-Smith Trust                                                                 234,850        $   11,005,071
--------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                            53,275             5,299,797
--------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                                             236,150             6,335,905
--------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                               109,025             8,532,297
--------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                                                           109,100             5,444,090
--------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                  91,325             5,945,258
--------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                                                          162,300             2,400,417
--------------------------------------------------------------------------------------------------------------------
Columbia Equity Trust, Inc.                                                           247,900             4,102,745
--------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                      60,000             2,429,400
--------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                   171,000             8,423,460
--------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                        170,087             5,412,168
--------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                    304,882            12,930,046
--------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                                   153,700             6,005,059
--------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust                                                            106,500             3,132,165
--------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                                       204,029            10,527,896
--------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp.                                                                150,300             3,958,902
--------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                   401,100             8,001,945
--------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                  361,800             6,425,568
--------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                    81,425             5,503,516
--------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                                                                    331,050            11,616,545
--------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                     91,400             6,632,898
--------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                156,575             7,002,034
--------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                            10,710               443,930
--------------------------------------------------------------------------------------------------------------------
NorthStar Realty Finance Corp.                                                        733,900             8,050,883
--------------------------------------------------------------------------------------------------------------------
ProLogis                                                                              350,816            17,968,796
--------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                                  136,373             9,896,589
--------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                  67,325             4,339,096
--------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                       370,330             6,640,017
--------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                            323,723            26,817,213
--------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                 131,653            11,064,118
--------------------------------------------------------------------------------------------------------------------
Strategic Hotel Capital, Inc.                                                         364,975             7,810,465
--------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                        233,800             6,897,100
--------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                30,300               705,687
--------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                      353,700             7,562,106
--------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                          180,700             5,529,420
--------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                  123,172            10,881,014
--------------------------------------------------------------------------------------------------------------------
Windrose Medical Properties Trust                                                     402,300             5,913,808
                                                                                                     ---------------
Total Common Stocks (Cost $225,990,397)                                                                 277,587,424

                                                                                    PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
--------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.13% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $8,843,078 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $8,842,000)                         $   8,842,000             8,842,000


1                            |                      Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                                              VALUE
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $234,832,397)                                         100.8%       $  286,429,424
--------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    (0.8)           (2,354,153)
                                                                                ------------------------------------
Net Assets                                                                              100.0%       $  284,075,271
                                                                                ====================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $235,428,131
                                                      =============
Gross unrealized appreciation                         $ 51,131,029
Gross unrealized depreciation                             (129,736)
                                                      -------------
Net unrealized appreciation                           $ 51,001,293
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


2                            |                      Oppenheimer Real Estate Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006